Operating Leases (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025 (remaining period)	$ 130,958	$ 260,611
2026	250,152	250,152
2027	102,060	102,060
2028	93,555	93,555
Total minimum lease payments	576,725	706,378
Less: Imputed interest	30,292	43,279
Present value of lease liabilities	$ 546,433	$ 663,099	$ 642,523